Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	NHTB
Entity Registrant Name	NEW HAMPSHIRE THRIFT BANCSHARES INC
Entity Central Index Key	0000846931
Entity Filer Category	Smaller Reporting Company